Major customers and suppliers	12 Months Ended
Dec. 31, 2019
Major customers and suppliers
Major customers and suppliers

Note 21 – Major customers and suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2019, six major customers accounted for approximately 19%,  19%,  18%,  17%,  13%  and 12% of the Company’s total sales, respectively. For the year ended December 31, 2018, two major customers accounted for approximately 37% and 12% of the Company's total sales, respectively. For the year ended December 31, 2017, two major customers accounted for approximately 39% and 8% of the Company's total sales, respectively.

As of December 31, 2019, five customers accounted for approximately 30%,  18%,  18%,  16% and 16% of the Company’s accounts receivable balance. As of December 31, 2018, three customers accounted for approximately 45%,  13% and 11% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the year ended December 31, 2019, three major suppliers accounted for approximately 38%,  20% and 18% of the Company’s total purchases, respectively. For the year ended December 31, 2018, three major suppliers accounted for approximately 33%, 24% and 15% of the Company’s total purchases, respectively. For the year ended December 31, 2017, three major suppliers accounted for approximately 28%,  17% and 16% of the Company’s total purchases, respectively.